Item 1. Report to Shareholders


T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
November 30, 2003


Certified
Semiannual
Report



This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------


               6 Months      Year
                  Ended     Ended
               11/30/03   5/31/03    5/31/02    5/31/01    5/31/00    5/31/99

NET ASSET VALUE
Beginning of
period         $  12.83   $  12.87   $  13.14   $  13.00   $  13.35   $  13.13

Investment activities
  Net investment
  income (loss)    0.15*      0.35*      0.43*      0.52*      0.54*      0.51*

  Net realized
  and unrealized
  gain (loss)      0.69      (0.02)     (0.26)      0.31       0.02       0.31

  Total from
  investment
  activities       0.84       0.33       0.17       0.83       0.56       0.82

Distributions
  Net investment
  income          (0.16)     (0.37)     (0.44)     (0.53)     (0.54)     (0.50)

  Net realized
  gain               --         --         --      (0.16)     (0.37)     (0.10)

  Total
  distributions   (0.16)     (0.37)     (0.44)     (0.69)     (0.91)     (0.60)

NET ASSET VALUE
End of
period         $  13.51   $  12.83   $  12.87   $  13.14   $  13.00   $  13.35
               -----------------------------------------------------------------


Ratios/Supplemental Data

Total return^     6.61%*     2.80%*     1.40%*     6.54%*     4.39%*     6.43%*

Ratio of total
expenses to
average
net assets        0.75%*!    0.80%*     0.90%*     0.90%*     0.90%*     0.90%*

Ratio of net
investment
income (loss)
to average
net assets        2.26%*!    2.89%*     3.34%*     4.04%*     4.06%*     3.91%*

Portfolio
turnover
rate             109.6%!    108.5%     115.9%      79.8%      45.4%      48.9%

Net assets,
end of period
(in thousands) $331,877   $293,775   $270,372   $246,144   $198,885   $208,208

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period,assuming reinvestment of all distributions.

* See Note 4. Excludes expenses in excess of a 0.80% contractual expense limitation in effect through 9/30/04 and expenses in excess of a 0.90% contractual expense limitation in effect through 5/31/02, and expenses permanently waived (0.05% of average net assets) related to investments in T. Rowe Price mutual funds.

!  Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                        November 30, 2003


Statement of Net Assets                         Shares/Par                Value
--------------------------------------------------------------------------------
                                                                   In thousands


Common Stocks  45.9%

CONSUMER DISCRETIONARY  6.8%

Auto Components  0.2%
Autoliv (SEK)                                        6,600      $           221
Denso (JPY)                                          6,900                  129
Keystone Automotive *                                2,400                   58
Koito Manufacturing (JPY)                           12,000                   72
Strattec Security *                                    500                   30
                                                                            510

Automobiles  0.7%
Ford Motor                                          64,500                  851
Fuji Heavy Industries (JPY)                         20,000                   95
Harley-Davidson                                     10,400                  490
Honda (JPY)                                          3,000                  123
Peugeot (EUR)                                        2,591                  122
Toyota Motor (JPY)                                  17,600                  529
Volkswagen (EUR)                                     4,184                  208
Winnebago                                              300                   17
                                                                          2,435

Distributors  0.0%
Cycle & Carriage (SGD)                               8,753                   31
                                                                             31

Hotels, Restaurants & Leisure  0.9%
Applebee's                                           1,450                   56
Carnival                                            11,300                  398
CEC Entertainment *                                  1,300                   65
Chicago Pizza & Brewery *                              800                   11
Hilton Group (GBP)                                  33,706                  123
International Game Technology                       14,900                  517
McDonald's                                           7,800                  200
MGM Mirage *                                         2,700                  101
Mitchells & Butler (GBP) *                          28,852                  116
Red Robin Gourmet Burgers *                            800                   22
Ruby Tuesday                                         4,500                  131
Sonic *                                              3,025                   93
Starbucks *                                          6,800                  218

Starwood Hotels & Resorts Worldwide                 13,700      $           472
The Cheesecake Factory                               2,900                  126
Whitbread (GBP)                                     13,696                  170
                                                                          2,819

Household Durables  0.6%
Harman International                                   800                  109
Jarden Corporation *                                   900                   24
Newell Rubbermaid                                   24,300                  556
Persimmon (GBP)                                      9,894                   79
Pioneer (JPY)                                        7,900                  202
SEB (EUR)                                              424                   52
Sony (JPY)                                           4,800                  167
Thomson (EUR)                                       14,298                  303
Tupperware                                          25,700                  396
                                                                          1,888

Internet & Catalog Retail  0.1%
Alloy Online *                                       2,900                   16
e-Bay *                                              4,600                  257
                                                                            273

Leisure Equipment & Products  0.3%
Brunswick                                            4,200                  126
Eastman Kodak                                       22,200                  541
MarineMax *                                          1,000                   19
Polaris Industries                                     800                   69
SCP Pool *                                           5,612                  201
                                                                            956

Media  2.4%
Aegis (GBP)                                         51,972                   89
Astro All Asia Networks, 144A (MYR)                 33,500                   39
British Sky Broadcast (GBP) *                       13,199                  153
Clear Channel Communications                        17,100                  715
Comcast, Class A *                                   9,511                  298
Comcast, Class A, Special *                         19,200                  579
Disney                                              42,900                  991
EchoStar Communications, Class A *                  13,900                  479
Emmis Communications *                               2,000                   45
Entercom Communications *                              800                   37
Fuji Television Network (JPY)                           19                   94

Getty Images *                                         600      $            26
Liberty Media, Class A *                            38,364                  424
New York Times, Class A                             19,000                  872
News Corporation (AUD)                              11,726                  100
News Corporation ADR                                 2,600                   89
Omnicom                                              3,800                  303
Publicis (EUR)                                       4,043                  128
Reader's Digest, Class A                            18,900                  270
Scholastic *                                         4,100                  136
Scripps, Class A                                     3,600                  331
Sinclair Broadcast Group, Class A *                  1,100                   13
Singapore Press (SGD)                                6,000                   68
Time Warner *                                       25,800                  420
Univision Communications, Class A *                 12,600                  455
Viacom, Class B                                     21,028                  827
Young Broadcasting, Class A *                        1,500                   30
                                                                          8,011

Multiline Retail  0.5%
Debenhams (GBP)                                      7,848                   63
Marui (JPY)                                          9,000                  111
Neiman Marcus, Class A *                             2,400                  129
Nordstrom                                           18,000                  621
Target                                              17,300                  670
                                                                          1,594

Specialty Retail  1.0%
AnnTaylor Stores *                                   4,400                  175
Best Buy                                             6,950                  431
Charles Vogele (CHF) *                               1,309                   80
Christopher & Banks                                  2,925                   79
Dixons (GBP)                                        45,199                  106
Esprit Holdings (HKD)                               22,000                   70
Home Depot                                          38,500                1,415
Kesa Electricals (GBP)                               3,952                   17
Linens 'n Things *                                   2,100                   62
The Finish Line, Class A                             1,000                   30
TJX                                                    800                   18
Too *                                                1,800                   33
Toys "R" Us *                                       74,500                  875

Ultimate Electronics *                               1,000      $             8
Valora (CHF)                                           328                   78
                                                                          3,477

Textiles, Apparel, & Luxury Goods  0.1%
Adidas-Salomon (EUR)                                   912                   94
Culp *                                                 800                    9
Dan River, Class A *                                   700                    1
Sanyo Shokai (JPY)                                  10,000                   65
Stride Rite                                          4,300                   50
Unifi *                                              3,400                   17
Yue Yuen Industrial (HKD)                           55,000                  153
                                                                            389
Total Consumer Discretionary                                             22,383


CONSUMER STAPLES  3.7%

Beverages  0.6%
Allied Domecq (GBP)                                 22,920                  162
Anheuser-Busch                                       3,600                  187
Coca-Cola                                           12,400                  577
Davide Campari (EUR)                                 1,840                   81
Kirin Brewery (JPY)                                 20,000                  160
Lion Nathan (NZD)                                   34,000                  142
Orkla, Series A (NOK)                                3,159                   70
PepsiCo                                              9,920                  477
Remy Cointreau (EUR)                                 2,832                   94
                                                                          1,950

Food & Staples Retailing  1.2%
Carrefour (EUR)                                      1,984                  107
Casey's General Stores                               8,900                  155
Casino Guichard-Perrachon (EUR)                      1,411                  132
Coles Myer (AUD)                                    19,309                  104
CVS                                                 37,200                1,394
Great Atlantic & Pacific Tea Company *               4,600                   35
J Sainsbury (GBP)                                   55,466                  287
METRO (EUR)                                          4,246                  182
Performance Food Group *                             2,900                  114
Sysco                                                7,900                  287

Wal-Mart                                            13,200      $           734
Wal-Mart de Mexico (MXN)                            87,300                  252
Walgreen                                             2,500                   92
Wild Oats Markets *                                  3,400                   39
                                                                          3,914


Food Products  0.9%
American Italian Pasta, Class A *                      900                   34
Associated British Foods (GBP)                      14,327                  140
Campbell Soup                                       22,900                  587
CSM (EUR)                                            4,187                   91
General Mills                                       17,520                  789
International Multifoods *                             500                    9
Nestle (CHF)                                         1,241                  289
Parmalat Finanz (EUR)                               83,884                  230
Seneca Foods, Class A *                                300                    6
Seneca Foods, Class B *                                200                    4
Unilever (GBP)                                      39,239                  341
Unilever ADS                                         9,100                  547
Yamazaki Baking (JPY)                                6,000                   46
                                                                          3,113

Household Products  0.3%
Colgate-Palmolive                                    6,000                  315
Kao (JPY)                                            5,000                  102
Kimberly-Clark                                       7,700                  418
Procter & Gamble                                     1,500                  144
                                                                            979

Personal Products  0.1%
Chattem *                                            1,000                   16
Estee Lauder, Class A                                3,200                  122
Fancl (JPY)                                          1,200                   31
Gillette                                             3,300                  111
L'Oreal (EUR)                                        1,107                   82
                                                                            362

Tobacco  0.6%
Altria Group                                        29,150                1,516
UST                                                 13,300                  478
                                                                          1,994
Total Consumer Staples                                                   12,312

ENERGY  2.8%

Energy Equipment & Services  0.8%
Atwood Oceanics *                                    2,000      $            51
Baker Hughes                                        30,400                  877
BJ Services *                                        6,400                  204
Cooper Cameron *                                       500                   22
FMC Technologies *                                   5,900                  126
Grant Prideco *                                      9,100                  106
Hydril *                                             1,400                   34
Key Energy Services *                                2,100                   19
Lone Star Technologies *                             1,400                   19
National Oilwell *                                   7,100                  137
Schlumberger                                        10,700                  502
Seacor Smit *                                        3,100                  118
Smedvig, Series A (NOK)                              2,340                   16
Smith International *                                8,500                  319
W-H Energy Services *                                2,000                   30
                                                                          2,580

Oil & Gas  2.0%
BP (GBP)                                            25,338                  177
BP ADR                                              27,202                1,161
ChevronTexaco                                        7,149                  537
Cia Espanola de Petroleos (EUR)                      8,830                  297
ENI (EUR)                                           15,750                  269
ENI ADR                                                200                   17
Exxon Mobil                                         22,430                  811
Forest Oil *                                         3,450                   86
Marathon Oil                                        25,700                  761
Noble Energy                                         2,900                  115
Norsk Hydro (NOK)                                    2,016                  116
OMV (EUR)                                              100                   14
Petrobras ADR                                        8,100                  182
Shell Transport & Trading (GBP)                     49,100                  311
Shell Transport & Trading ADR                       10,900                  421
Statoil ASA (NOK)                                   24,655                  246
Tom Brown                                            2,600                   73
Tonen General Sekiyu (JPY)                           6,000                   49

Total, Series B (EUR)                                3,138      $           508
Ultra Petroleum *                                    2,000                   38
Unocal                                              17,400                  553
Woodside Petroleum (AUD)                             9,485                   94
                                                                          6,836
Total Energy                                                              9,416


FINANCIALS  10.2%

Capital Markets  1.9%
Bank of New York                                     8,100                  249
Charles Schwab                                      21,500                  249
Credit Suisse Group (CHF)                            7,314                  243
Deutsche Bank (EUR)                                  3,063                  214
Franklin Resources                                   6,100                  292
Goldman Sachs Group                                  4,800                  461
Investor's Financial Services                        2,600                   96
Legg Mason                                           3,300                  263
Macquarie Bank (AUD)                                 8,052                  198
Mellon Financial                                    49,400                1,423
Merrill Lynch                                       12,300                  698
Morgan Stanley                                      10,500                  580
National Financial Partners *                        1,200                   30
Nomura Holdings (JPY)                                9,000                  143
Northern Trust                                       8,300                  372
State Street                                        15,200                  775
                                                                          6,286

Commercial Banks  3.4%
77 Bank (JPY)                                       16,000                   85
ABN Amro Holdings (EUR)                              4,919                  108
Alliance & Leicester (GBP)                          19,393                  295
Anglo Irish Bank, (Dublin Listing) (EUR)            22,429                  304
Australia & New Zealand Banking (AUD)               32,114                  391
Australia & New Zealand Banking ADR                  1,000                   61
Banca Intesa (EUR)                                  45,986                  173
Banco BPI (EUR)                                     21,497                   68
Banco Santander ADR                                 13,084                  310
Banco Santander Central Hispano (EUR)               25,513                  265

Bank of America                                     18,400      $         1,388
Bank of Yokohama (JPY)                              40,000                  170
Bank One                                            14,900                  646
Barclays (GBP)                                      71,579                  632
BNL (EUR) *                                         54,073                  127
BNP Paribas (EUR)                                    6,746                  380
Boston Private Financial                             1,900                   49
Chittenden                                           6,000                  205
Citizens Banking                                     4,600                  145
DBS (SGD)                                           11,978                   97
Dexia (EUR)                                          6,092                   98
Glacier Bancorp                                      1,461                   46
Grupo Financiero Banorte (MXN)                      53,900                  177
HBOS (GBP)                                          22,018                  277
HSBC (GBP)                                          20,607                  313
Jyske (DKK) *                                        2,382                  113
National Australia Bank (AUD)                       20,456                  428
NORDEA (SEK)                                        54,391                  360
Provident Bankshares                                 3,600                  105
Royal Bank of Scotland (GBP)                        16,337                  457
SEB, Series A (SEK)                                 15,371                  201
Southwest Bancorp                                    2,900                  111
Sumitomo Mitsui Financial (JPY)                         37                  181
Svenska Handelsbanken, Series A (SEK)               13,039                  241
U.S. Bancorp                                        40,800                1,131
UniCredito Italiano (EUR)                           37,373                  188
Valley National Bancorp                              4,757                  141
Wells Fargo                                          9,400                  539
WestAmerica                                          3,500                  185
                                                                         11,191

Consumer Finance  0.5%
AIFUL (JPY)                                          1,850                  111
American Express                                    26,500                1,211
MBNA                                                 1,900                   47
SLM Corporation                                     11,400                  423
                                                                          1,792

Diversified Financial Services  0.7%
Citigroup                                           45,690                2,149

ING Groep (EUR)                                      8,784      $           188
                                                                          2,337

Insurance  2.2%
Allianz (EUR)                                        1,735                  195
Ambac                                                  800                   55
American International Group                        23,917                1,386
Aviva (GBP)                                         18,112                  144
AXA Asia Pacific (AUD)                              76,310                  144
Brown and Brown                                      2,700                   85
CNP Assurances (EUR)                                 4,469                  207
Hannover Reckversicherungs (EUR)                     2,133                   69
Harleysville Group                                   1,600                   31
Hartford Financial Services Group                    8,700                  478
Horace Mann Educators                                7,600                  103
Markel *                                               400                  103
Marsh & McLennan                                    12,300                  547
Mitsui Sumitomo Insurance (JPY)                     30,000                  224
Ohio Casualty *                                      7,600                  129
PartnerRe                                            2,700                  150
PICC Property & Casualty, 144A (HKD) *               8,000                    3
Prudential (GBP)                                    17,075                  131
QBE Insurance (AUD)                                 27,501                  203
RAS (EUR)                                           11,513                  185
SAFECO                                              22,700                  850
Selective Insurance                                  2,800                   91
St. Paul Companies                                  10,500                  390
Travelers Property Casualty, Class A                23,136                  361
Triad Guaranty *                                     1,000                   47
UnumProvident                                       23,100                  345
W. R. Berkley                                        3,125                  107
XL Capital, Class A                                  6,800                  511
                                                                          7,274

Real Estate  1.0%
Arden Realty, REIT                                   2,500                   73
Corio (EUR)                                          2,740                   98
EastGroup Properties, REIT                           2,900                   90
Essex Property Trust, REIT                             200                   13
Federal Realty Investment Trust, REIT               15,000                  590

Gables Residential Trust, REIT                       2,700      $            87
General Property Trust (AUD)                        95,355                  201
Glenborough Realty Trust, REIT                       3,300                   65
Goldcrest (JPY)                                      1,200                   49
LaSalle Hotel Properties, REIT                       1,700                   31
Manufactured Home Communities, REIT                  1,000                   39
Mitsui Fudosan (JPY)                                 9,000                   78
Parkway Properties, REIT                             2,200                   95
Reckson Associates Realty, REIT                     17,971                  431
Simon Property Group, REIT                          14,468                  686
Stockland (AUD)                                     16,113                   60
Sun Hung Kai Properties (HKD)                       22,000                  177
Washington, REIT                                     3,400                  104
Wereldhave (EUR)                                     1,314                   93
Westfield Trust (AUD)                               60,544                  150
                                                                          3,210

Thrifts & Mortgage Finance  0.5%
Bradford & Bingley (GBP)                            36,483                  192
Fannie Mae                                          18,800                1,316
Frankfort First                                        300                    6
Freddie Mac                                          2,300                  125
                                                                          1,639
Total Financials                                                         33,729


HEALTH CARE  4.8%

Biotechnology  0.6%
Abgenix *                                              100                    1
Alexion Pharmaceutical *                               400                    7
Alkermes *                                           3,000                   39
Amgen *                                             11,600                  667
Amylin Pharmaceuticals *                             1,600                   42
Celltech (GBP) *                                    13,641                   83
Cephalon *                                           1,281                   60
CSL (AUD)                                            2,632                   31
Cubist Pharmaceuticals *                             1,500                   19
CV Therapeutics *                                      200                    4
deCODE GENETICS *                                      200                    2

Exelixis *                                           2,500      $            17
Genentech *                                          1,800                  152
Gilead Sciences *                                    7,200                  422
Incyte *                                               600                    4
MedImmune *                                          3,100                   74
Myriad Genetics *                                    1,800                   21
Neurocrine Biosciences *                             1,600                   84
NPS Pharmaceuticals *                                1,000                   30
ONYX Pharmaceuticals *                                 200                    6
OSI Pharmaceuticals *                                  400                   12
Regeneron Pharmaceuticals *                            400                    5
Trimeris *                                           1,000                   23
Tularik *                                            1,100                   16
Vertex Pharmaceuticals *                             3,396                   30
ViroPharma *                                           400                    1
                                                                          1,852

Health Care Equipment & Supplies  0.5%
Analogic                                             1,200                   50
Baxter International                                19,000                  529
Boston Scientific *                                  8,000                  287
DJ Orthopedics *                                       800                   21
Edwards Lifesciences *                               2,100                   63
Elekta (SEK) *                                       4,278                   80
EPIX Medical *                                         700                   13
Matthews International, Class A                      4,800                  137
Medtronic                                            7,000                  316
Nektar Therapeutics *                                1,000                   13
Olympus Optical (JPY)                                1,000                   21
Steris *                                             3,500                   81
Stryker                                              1,800                  146
Thoratec *                                             400                    6
Wilson Greatbatch Technologies *                     1,900                   80
                                                                          1,843

Health Care Providers & Services  1.1%
Alliance UniChem (GBP)                              15,295                  132
AmerisourceBergen                                      500                   32
Anthem *                                             1,000                   72
Cardinal Health                                      2,350                  144

Celesio (EUR)                                        2,818      $           128
Cross Country Healthcare *                             700                   11
Henry Schein *                                       2,800                  188
Hooper Holmes                                        6,800                   42
Lifeline Systems *                                   1,100                   39
LifePoint Hospitals *                                  300                    9
Medco *                                              4,921                  179
Mid Atlantic Medical Services *                      2,400                  147
Renal Care Group *                                   1,050                   42
Sunrise Senior Living *                                600                   21
Suzuken (JPY)                                        1,600                   43
UnitedHealth Group                                  30,500                1,644
WellChoice *                                         1,500                   51
WellPoint Health Networks *                          7,100                  664
                                                                          3,588


Pharmaceuticals  2.6%
Abbott Laboratories                                 10,800                  477
AstraZeneca (GBP)                                    1,866                   85
AstraZeneca ADR                                      6,900                  317
Atherogenics *                                         600                    9
Aventis (EUR)                                        2,761                  159
Eisai (JPY)                                          3,000                   76
Eli Lilly                                            5,100                  350
Eon Labs *                                             800                   42
Forest Laboratories *                                7,400                  404
Galen Holdings (GBP)                                11,512                  145
GlaxoSmithKline (GBP)                               14,244                  322
GlaxoSmithKline ADR                                    900                   41
Hisamitsu Pharmaceutical (JPY)                       6,000                   69
Johnson & Johnson                                   13,800                  680
Medicines Company *                                  1,100                   30
Merck                                               14,500                  589
Novartis (CHF)                                      10,991                  465
Noven Pharmaceuticals *                              3,500                   48
Novo Nordisk (DKK)                                   1,371                   53
Pfizer                                              57,416                1,926
Sanofi-Synthelabo (EUR)                              5,037                  341
Schering-Plough                                     45,000                  722

Schwarz Pharma AG (EUR)                              7,508      $           157
Takeda Chemical Industries (JPY)                     4,000                  153
Teva Pharmaceutical ADR                                500                   30
Wyeth                                               26,160                1,031
                                                                          8,721
Total Health Care                                                        16,004


INDUSTRIALS & BUSINESS SERVICES  5.2%

Aerospace & Defense  0.2%
Armor Holdings *                                     5,700                  138
European Aeronautic Defense & Space (EUR)            7,158                  156
General Dynamics                                     1,800                  146
Lockheed Martin                                      2,300                  106
Mercury Computer Systems *                           2,100                   50
                                                                            596

Air Freight & Logistics  0.2%
EGL *                                                  400                    8
Expeditors International of Washington               1,000                   39
Forward Air *                                        2,400                   68
Pacer International *                                2,900                   61
Ryder System                                         2,600                   81
UPS, Class B                                         4,400                  320
UTi Worldwide                                        2,600                   87
                                                                            664

Airlines  0.0%
Frontier Airlines *                                  2,500                   40
Midwest Express Holdings *                           2,100                    9
                                                                             49

Building Products  0.1%
Central Glass (JPY)                                 10,000                   60
Pilkington (GBP)                                    82,571                  127
Trex *                                                 300                   11
                                                                            198

Commercial Services & Supplies  1.5%
Apollo Group, Class A *                              8,900                  614
Buhrmann (EUR)                                       5,238                   40
Cendant *                                           12,400                  275

Central Parking                                      5,300      $            74
ChoicePoint *                                        3,400                  130
CompX International                                  1,400                    9
Consolidated Graphics *                              2,900                   87
Davis Service Group (GBP)                           25,621                  158
Education Management *                                 300                   20
Electro Rent *                                       2,000                   28
First Advantage, Class A *                             500                   10
G&K Services, Class A                                2,300                   83
H&R Block                                            9,000                  489
Herman Miller                                        4,500                  117
Ionics *                                             3,600                  116
KForce.com *                                         2,200                   18
Layne Christensen *                                    500                    5
LECG *                                                 400                    9
New England Business Service                         3,200                   96
R.R. Donnelley                                      33,100                  929
Resources Connection *                               3,800                  104
SOURCECORP *                                         2,100                   51
Spherion *                                           1,300                   12
Tetra Tech *                                         5,676                  145
United Stationers *                                  1,500                   60
Waste Management                                    43,706                1,285
Waterlink *                                          2,600                    0
West Corporation *                                   1,000                   24
                                                                          4,988

Construction & Engineering  0.1%
Acciona (EUR)                                        2,992                  169
Balfour Beatty (GBP)                                10,158                   38
Eiffage (EUR)                                          545                   59
Insituform Technologies, Class A *                   2,700                   41
JGC (JPY)                                           10,000                   79
                                                                            386

Electrical Equipment  0.2%
A.O. Smith                                           5,750                  202
American Superconductor *                              800                    9
Artesyn Technologies *                               4,100                   32
Belden                                               6,400                  126

Draka (EUR) *                                        1,889      $            34
LSI Industries                                       2,312                   29
PECO II *                                            1,100                    1
Sumitomo Electric Industries (JPY)                  11,000                   90
Woodward Governor                                      400                   20
                                                                            543


Industrial Conglomerates  1.3%
3M                                                   8,700                  688
DCC (EUR)                                            8,270                  109
General Electric                                    30,700                  880
Hutchison Whampoa (HKD)                             45,300                  331
Sembcorp (SGD)                                     242,000                  180
Siemens (EUR)                                        4,760                  347
Tyco International                                  85,094                1,953
                                                                          4,488

Machinery  1.0%
Actuant, Class A *                                   3,060                   95
Cuno *                                                 500                   21
Danaher                                             11,100                  923
Deere                                               13,800                  845
Fanuc (JPY)                                          3,100                  182
Graco                                                2,400                   93
Harsco                                               4,100                  163
IDEX                                                   500                   20
Illinois Tool Works                                    500                   39
Joy Global *                                         1,100                   23
Lindsay Manufacturing                                2,800                   68
Mitsubishi Heavy Industries (JPY)                   51,000                  136
Pall                                                15,500                  397
Reliance Steel & Aluminum                              700                   21
Saurer (CHF) *                                         895                   40
Singulus Technology (EUR) *                          2,956                   63
SKF, Series B (SEK)                                  3,465                  127
                                                                          3,256

Marine  0.0%
International Shipholding *                            900                   12

Road & Rail  0.5%
Arriva (GBP)                                        22,655      $           150
Burlington Northern Santa Fe                        15,200                  452
Heartland Express                                      906                   22
Knight Transportation *                              4,000                   97
Nippon Express (JPY)                                20,000                   87
Norfolk Southern                                    32,300                  692
Overnite *                                             500                   11
                                                                          1,511

Trading Companies & Distributors  0.1%
Mitsubishi (JPY)                                    18,000                  165
Sumitomo (JPY)                                      18,000                  112
                                                                            277

Transportation Infrastructure  0.0%
Kamigumi (JPY)                                      17,000                  110
Macquarie Infrastructure Group (AUD)                21,743                   51
                                                                            161
Total Industrials & Business Services                                    17,129


INFORMATION TECHNOLOGY  5.9%

Communications Equipment  1.4%
Black Box                                            2,600                  114
Cisco Systems *                                     53,500                1,212
Corning *                                          132,200                1,515
Emulex *                                             1,200                   35
Lucent Technologies *                              234,200                  749
Nokia (EUR)                                          5,610                  101
Nokia ADR                                           24,400                  439
Packeteer *                                          1,700                   32
QLogic *                                             3,200                  182
QUALCOMM                                             2,600                  116
Riverstone Networks *                                7,200                    8
Sagem (EUR)                                          1,187                  133
Stratos International *                                169                    1
Tekelec *                                            1,300                   22
                                                                          4,659

Computer & Peripherals  0.4%
Creative Technology (SGD)                            4,050      $            43
Dell *                                              21,000                  724
EMC *                                                  800                   11
IBM                                                    800                   72
Lexmark International *                              3,300                  255
Mitsumi Electric (JPY)                               6,100                   59
NEC Electronics, 144A (JPY) *                          900                   63
Synaptics *                                          1,900                   26
                                                                          1,253

Electronic Equipment & Instruments  0.3%
Hosiden (JPY)                                        6,000                   70
KEMET *                                              6,800                   90
Kyocera (JPY)                                        1,000                   61
Littelfuse *                                         3,800                  113
Methode Electronics, Class A                         4,300                   55
Newport *                                            2,400                   41
Paxar *                                              6,500                   85
Plexus *                                             6,700                  119
Shimadzu (JPY)                                      31,000                  118
TDK (JPY)                                            1,900                  124
Technitrol *                                         2,200                   52
Woodhead Industries                                  3,100                   53
                                                                            981

Internet Software & Services  0.3%
InterActiveCorp *                                   13,200                  434
Internet Security Systems *                          3,100                   52
MatrixOne *                                          5,800                   34
Netegrity *                                          2,500                   31
Sonicwall *                                            100                    1
Webex Communications *                                 300                    6
Websense *                                           1,400                   38
Yahoo! *                                             8,000                  344
                                                                            940


IT Services  0.9%
Accenture, Class A *                                11,200                  279
Affiliated Computer Services, Class A *              7,400                  371
BISYS Group                                          3,700                   55

CACI International, Class A *                        2,700      $           134
First Data                                          20,836                  789
Fiserv *                                             8,200                  308
Global Payments                                      2,700                  123
Indra Sistemas (EUR)                                11,556                  139
Iron Mountain *                                      5,300                  195
ITOCHU (JPY)                                         4,700                  133
Logica (GBP)                                        18,921                   90
Maximus *                                            3,600                  136
MPS Group *                                          9,400                   87
Paychex                                              5,100                  196
SunGard Data Systems *                               4,600                  124
Thiel Logistik (EUR) *                               3,592                   16
                                                                          3,175

Office Electronics  0.1%
Canon (JPY)                                          5,000                  231
Konica Minolta Holdings (JPY)                        5,000                   59
Neopost (EUR)                                        1,529                   77
                                                                            367

Semiconductor & Semiconductor Equipment  1.2%
AMIS Holdings *                                      1,200                   22
Analog Devices                                      11,900                  592
Applied Materials *                                 17,900                  435
ASML Holding *                                       5,500                  103
ATMI *                                               3,700                   85
Cabot Microelectronics *                             1,800                   96
Entegris *                                           5,500                   71
Exar *                                               4,000                   77
Intel                                               16,600                  555
Jenoptik (EUR)                                       7,208                   78
Lattice Semiconductor *                                600                    6
Maxim Integrated Products                           14,100                  734
Microchip Technology                                 5,400                  186
Microsemi *                                            500                   12
MKS Instruments *                                    4,900                  136
Mykrolis *                                           5,600                   89
Rohm (JPY)                                             500                   58
Semtech *                                            5,500                  134

Sigmatel *                                             400      $            11
Tessera Technologies *                               1,300                   24
Texas Instruments                                   11,800                  351
Xilinx *                                             6,000                  225
                                                                          4,080

Software  1.3%
Actuate *                                            2,200                    7
Adobe Systems                                        4,500                  186
Autodesk                                             1,800                   42
Catapult Communications *                            1,500                   23
Concord Communications *                               900                   20
FactSet Research Systems                             2,900                  120
FileNet *                                            3,400                   89
Intuit *                                            10,100                  508
Jack Henry & Associates                              7,800                  162
Kronos *                                             5,700                  223
Magma Design Automation *                              300                    7
Mercury Interactive *                                  800                   37
Microsoft                                           62,000                1,593
NEC Soft (JPY)                                       2,900                   70
NetIQ *                                              2,260                   27
Oracle *                                               800                   10
Progress Software *                                  3,100                   65
Quest Software *                                     1,700                   25
Red Hat *                                            1,800                   24
RSA Security *                                         800                   12
SAP (EUR)                                            1,954                  300
Siebel Systems *                                     8,900                  117
SPSS *                                               2,000                   39
Symantec *                                           6,400                  210
Trend Micro (JPY) *                                  2,500                   63
Verisity Ltd. *                                      1,300                   17
VERITAS Software *                                   3,125                  119
Verity *                                             2,800                   40
Wind River Systems *                                 4,600                   30
                                                                          4,185
Total Information Technology                                             19,640

MATERIALS  3.4%

Chemicals  1.6%
Agrium                                              46,700      $           762
Airgas                                               8,100                  157
Arch Chemicals                                       4,400                  101
BASF (EUR)                                           5,239                  259
Degussa (EUR)                                        7,588                  230
Dow Chemical                                        24,900                  935
DuPont                                              15,102                  626
Ferro                                                3,800                   86
Great Lakes Chemical                                12,840                  292
Hercules *                                          32,700                  328
IMC Global                                           8,100                   59
International Flavors & Fragrances                  14,600                  474
Kaneka (JPY)                                        27,000                  188
MacDermid                                              700                   23
Material Sciences *                                  2,900                   28
Minerals Technologies                                3,200                  171
Mitsubishi Gas Chemical (JPY)                       21,000                   63
Potash Corp./Saskatchewan                            5,500                  446
Scotts, Class A *                                    1,700                  101
Symyx Technologies *                                   700                   14
                                                                          5,343

Construction Materials  0.3%
Aggregate Industries (GBP)                          89,194                  131
Boral (AUD)                                         83,138                  301
Cemex (MXN)                                         37,171                  188
Heidelberger Zement (EUR)                              984                   40
Italcementi (EUR)                                    5,067                   63
RMC (GBP)                                            9,667                  102
                                                                            825

Containers & Packaging  0.0%
Constar International *                                900                    4
Smurfit-Stone Container *                              900                   15
Toyo Seikan Kaisha (JPY)                             7,000                   80

Metals & Mining  1.2%
Alcoa                                               21,820      $           716
Anglo American (GBP)                                 6,151                  130
Bluescope Steel (AUD)                               79,381                  287
Gerdau ADR                                          20,410                  337
Gibraltar Steel                                        900                   22
Lihir Gold (AUD)                                    39,140                   45
Meridian Gold *                                      4,100                   60
Nippon Steel (JPY)                                 106,000                  203
NN, Inc.                                               700                    8
Nucor                                                7,900                  443
Phelps Dodge *                                      23,400                1,490
SSAB Svenskt Stal, Series A (SEK)                    8,850                  146
Steel Dynamics *                                       900                   18
Voest-Alpine (EUR)                                   2,361                   93
                                                                          3,998

Paper & Forest Products  0.3%
Buckeye Technologies *                               4,400                   45
MeadWestvaco                                        17,100                  437
Paperlinx (AUD)                                     34,095                  112
Potlatch                                               100                    3
Weyerhaeuser                                         6,900                  393
                                                                            990
Total Materials                                                          11,255


TELECOMMUNICATION SERVICES  2.0%

Diversified Telecommunication Services  0.8%
AT&T                                                 6,035                  120
Cable & Wireless (GBP)                              62,352                  142
Carso Global Telecom (MXN) *                       136,800                  193
Commonwealth Telephone Enterprises *                 1,000                   38
Royal KPN (EUR) *                                   35,382                  278
SBC Communications                                  13,700                  319
Sprint                                              38,300                  574
TDC A/S (DKK)                                        6,173                  207
Tele2 AB, Series B (SEK) *                           3,549                  181
Telecom Italia (EUR) *                              69,178                  201

Telenor (NOK)                                       32,842      $           198
Telmex ADR, Series L                                 5,600                  185
                                                                          2,636

Wireless Telecommunication Services  1.2%
America Movil ADR, Series L                          8,300                  213
China Unicom (HKD)                                  52,000                   51
Debitel (EUR)                                        2,497                   29
KDDI (JPY)                                              56                  292
mm02 (GBP) *                                       208,314                  270
Nextel Communications, Class A *                    31,500                  798
SK Telecom ADR                                       4,410                   79
Smartone Telecommunications (HKD)                   53,000                   51
Spectrasite *                                        2,000                   70
Telecom Italia Mobile (EUR)                         58,482                  301
Vodafone ADR                                        71,450                1,668
Western Wireless, Class A *                          1,300                   24
                                                                          3,846
Total Telecommunication Services                                          6,482


UTILITIES  1.1%

Electric Utilities  0.8%
Cleco                                                2,900                   52
E.On (EUR)                                           7,800                  443
El Paso Electric *                                   2,300                   29
Exelon                                               7,787                  481
FirstEnergy                                         16,719                  579
Hong Kong Electric (HKD)                            20,000                   80
Iberdrola (EUR)                                     14,697                  254
MVV Energie (EUR)                                    1,122                   21
Tohoku Electric Power (JPY)                         10,900                  173
Tokyo Electric Power (JPY)                           5,100                  106
TXU                                                 24,200                  536
Unisource Energy                                       900                   22
                                                                          2,776

Gas Utilities  0.2%
Australian Gas Light (AUD)                          18,107                  140
Centrica (GBP)                                      80,653                  263

Tokyo Gas (JPY)                                     18,000      $            62
                                                                            465

Multi-Utilities & Unregulated Power  0.1%
Constellation Energy Group                          11,400                  429
                                                                            429

Water Utilities  0.0%
Severn Trent (GBP)                                   9,151                  114
                                                                            114
Total Utilities                                                           3,784
Total Common Stocks (Cost $125,502)                                     152,134


Preferred Stocks  0.1%

Fresenius (EUR) *                                    1,590                  100
Hugo Boss (EUR)                                      4,557                   85
Porsche (EUR)                                          323                  167
Total Preferred Stocks (Cost $248)                                          352


Corporate Bonds  9.9%

Abbott Laboratories, 5.625%, 7/1/06                500,000                  535
ABN Amro Bank, 7.125%, 6/18/07                     165,000                  185
AIG Sunamerica Global Financing XII,
  144A, 5.30%, 5/30/07                             300,000                  319
Allstate Financial Global Funding,
  144A, 5.25%, 2/1/07                              165,000                  175
American Electric Power, Series C,
  5.375%, 3/15/10                                  125,000                  130
AOL Time Warner, 7.625%, 4/15/31                   180,000                  203
Appalachian Power, Series E, 4.80%, 6/15/05        200,000                  207
Asian Developement Bank, 6.25%, 6/15/11 (AUD)      810,000                  587
AT&T Wireless Group, 8.75%, 3/1/31                 145,000                  170
AT&T Wireless Services, 7.875%, 3/1/11             140,000                  158
AutoZone, 4.75%, 11/15/10                          160,000                  161
Baker Hughes, 6.875%, 1/15/29                      250,000                  281
Bank of America, 4.875%, 9/15/12                   300,000                  300
Bank One, 5.25%, 1/30/13                           285,000                  292
BB&T, 6.50%, 8/1/11                                 80,000                   89
Bear Stearns, 4.00%, 1/31/08                       280,000                  283
BHP Finance, 4.80%, 4/15/13                        170,000                  169
Black Hills, 6.50%, 5/15/13                        190,000                  193

Boeing, 8.75%, 8/15/21                              95,000      $           120
Bottling Group, 4.625%, 11/15/12                   180,000                  178
British Telecommunications, VR,
  8.375%, 12/15/10                                 170,000                  204
Buckeye Partners, 144A, 6.75%, 8/15/33              90,000                   93
Canadian National Railway, 4.40%, 3/15/13          155,000                  148
Canadian Natural Resources, 7.20%, 1/15/32         275,000                  312
Capital One Bank, 4.25%, 12/1/08                   200,000                  198
CE Electric UK Funding, 144A,
  6.853%, 12/30/04                                 400,000                  409
Celulosa Arauco Y Constitucion,
  5.125%, 7/9/13                                   190,000                  184
Chevron Phillips Chemical, 5.375%, 6/15/07         150,000                  158
CIT Group
    2.875%, 9/29/06                                105,000                  104
    7.75%, 4/2/12                                  175,000                  205
Citigroup, 5.625%, 8/27/12                         285,000                  299
Citizens Communications, 9.00%, 8/15/31            155,000                  202
Clear Channel Communications,
  4.625%, 1/15/08                                  155,000                  159
Coca-Cola Enterprises, 6.125%, 8/15/11             180,000                  198
Comcast, 5.85%, 1/15/10                            400,000                  423
ConocoPhillips, 5.90%, 10/15/32                    170,000                  170
Countrywide Home Loans, 5.50%, 2/1/07              145,000                  154
Cox Communications, 7.875%, 8/15/09                195,000                  229
DaimlerChrysler N.A. Holdings,
  6.50%, 11/15/13                                  345,000                  356
Delta Air Lines, ETC, 10.00%, 5/17/10              146,000                  115
Deutsche Telekom, 5.25%, 7/22/13                   170,000                  169
Devon Financing, 6.875%, 9/30/11                   155,000                  174
Dow Chemical, 6.125%, 2/1/11                       140,000                  149
DPL, 8.25%, 3/1/07                                  90,000                   99
Duke Capital, 7.50%, 10/1/09                       190,000                  214
Entergy Gulf States, 5.20%, 12/3/07                180,000                  183
Falconbridge Limited, 7.35%, 6/5/12                210,000                  236
Federal Republic of Germany,
  5.00%, 5/20/05 (EUR)                           2,390,000                2,961
First Union, 6.40%, 4/1/08                          85,000                   94
FirstEnergy, 5.50%, 11/15/06                       195,000                  203
Florida Power & Light, 5.95%, 10/1/33              150,000                  152
Ford Motor Credit, 6.50%, 1/25/07                  480,000                  504
France Telecom, VR, STEP, 9.25%, 3/1/11             80,000                   95
Franklin Resources, 3.70%, 4/15/08                  65,000                   65

Fred Meyer, 7.45%, 3/1/08                          200,000      $           227
Fund American Companies, 5.875%, 5/15/13            90,000                   89
GE Capital
  3.50%, 5/1/08                                    235,000                  234
  6.00%, 6/15/12                                   410,000                  441
GMAC
  5.85%, 1/14/09                                   330,000                  343
  8.375%, 7/15/33                                  245,000                  266
Goldman Sachs Group
  4.125%, 1/15/08                                  245,000                  250
  6.125%, 2/15/33                                   80,000                   80
Government of Canada
  3.50%, 6/1/04 (CAD)                            1,895,000                1,467
  5.25%, 6/1/12 (CAD)                            1,855,000                1,477
HBOS, 144A, 6.00%, 11/1/33                         195,000                  191
Hearst-Argyle Television, 7.00%, 1/15/18           145,000                  158
Hertz, 4.70%, 10/2/06                               95,000                   95
Highmark, 144A, 6.80%, 8/15/13                      95,000                  103
Household Finance
  5.75%, 1/30/07                                    75,000                   80
  6.375%, 11/27/12                                  60,000                   65
Hutchison Whampoa, 144A, 5.45%, 11/24/10           145,000                  144
IBM, 4.25%, 9/15/09                                215,000                  218
INTELSAT, 144A, 5.25%, 11/1/08                      85,000                   87
Inter-American Development Bank,
  5.00%, 11/15/06 (AUD)                          1,300,000                  916
International Lease Finance,
  6.375%, 3/15/09                                  300,000                  331
J.P. Morgan Chase, 5.75%, 1/2/13                   205,000                  215
John Deere Capital, 7.00%, 3/15/12                 205,000                  235
Kaneb Pipe Line Operating, 7.75%, 2/15/12          115,000                  128
Kinder Morgan, 6.50%, 9/1/12                       200,000                  218
Lehman Brothers, 4.00%, 1/22/08                    110,000                  111
Liberty Media, VR, 2.64%, 12/17/03                  95,000                   96
Lowes, 6.50%, 3/15/29                              155,000                  166
Marsh & McLennan, 3.625%, 2/15/08                  100,000                  100
Masco, 5.875%, 7/15/12                             265,000                  282
McCormick, 6.40%, 2/1/06                           325,000                  350
MetLife, 6.125%, 12/1/11                           240,000                  259

Morgan Stanley, 3.625%, 4/1/08                     125,000      $           124
Motorola, 6.75%, 2/1/06                            120,000                  128
Nationwide Financial Services, 5.90%, 7/1/12       330,000                  347
News America, 6.55%, 3/15/33                       215,000                  222
NLV Financial, 144A, 7.50%, 8/15/33                 90,000                   91
Noram Energy, 6.50%, 2/1/08                         65,000                   70
Northern Trust, 4.60%, 2/1/13                      120,000                  118
Occidental Petroleum, 4.25%, 3/15/10                80,000                   80
Office Depot, 6.25%, 8/15/13                       185,000                  191
Ohio Edison, 144A, 4.00%, 5/1/08                   200,000                  196
Panhandle Eastern Pipe Line,
  144A, 4.80%, 8/15/08                              90,000                   91
Pemex Project Funding Master Trust,
  7.375%, 12/15/14                                 240,000                  254
PHH Corporation, 7.125%, 3/1/13                    155,000                  173
Pinnacle West Capital, 6.40%, 4/1/06               170,000                  182
Potomac Electric Power, 3.75%, 2/15/06             160,000                  162
Praxair, 2.75%, 6/15/08                            200,000                  192
Principal Life, 144A, 5.125%, 10/15/13             210,000                  209
Principal Mutual Life, 144A, 8.00%, 3/1/44         215,000                  225
Prudential, 3.75%, 5/1/08                          170,000                  169
PSEG Power, 8.625%, 4/15/31                        125,000                  160
Public Service of New Mexico,
  4.40%, 9/15/08                                   190,000                  192
Republic of Chile, 5.50%, 1/15/13                  175,000                  180
Rouse, REIT, 8.43%, 4/27/05                        400,000                  427
SCA Coordination Center, 144A,
  4.50%, 7/15/15                                   140,000                  130
Sealed Air, 144A, 5.375%, 4/15/08                  180,000                  187
Security Benefit, 144A, 7.45%, 10/1/33              95,000                   95
Sempra Energy, 6.00%, 2/1/13                       190,000                  199
SLM Corporation, 4.00%, 1/15/09                    250,000                  249
Sprint, 6.375%, 5/1/09                             400,000                  423
State Street, 7.65%, 6/15/10                       190,000                  226
Telecom Italia, Series C, 144A,
  6.375%, 11/15/33                                 180,000                  178
Telefonos De Mexico (Telmex), 144A,
  4.50%, 11/19/08                                  110,000                  110
Transocean Sedco Forex, 7.50%, 4/15/31             130,000                  148
TXU Energy, 7.00%, 3/15/13                          85,000                   93
U.S. Bank NA, 2.85%, 11/15/06                      200,000                  199
Unilever, 5.90%, 11/15/32                          190,000                  189
Union Pacific, 6.50%, 4/15/12                      210,000                  232

Union Planters, 4.375%, 12/1/10                    135,000      $           133
United Mexican States, 6.375%, 1/16/13             215,000                  221
Univision Communications, 2.875%, 10/15/06         110,000                  109
UST, 6.625%, 7/15/12                               260,000                  286
Verizon Florida, 6.125%, 1/15/13                   125,000                  133
Verizon Global Funding, 7.75%, 12/1/30             175,000                  201
Verizon Virginia, 4.625%, 3/15/13                  120,000                  115
Viacom, 5.625%, 8/15/12                            120,000                  127
Washington Mutual, 2.40%, 11/3/05                  200,000                  199
Weyerhaeuser, 6.75%, 3/15/12                       210,000                  226
WPD Holdings, 144A, 6.875%, 12/15/07               120,000                  123
XL Capital Finance, 6.50%, 1/15/12                 255,000                  277
Total Corporate Bonds (Cost $30,867)                                     32,766


ASSET-BACKED SECURITIES  1.8%

Capital Auto Receivables Asset Trust, Series 2002-2
  Class CERT, 4.18%, 10/15/07                      388,635                  396
Chase Manhattan Auto Owner Trust
  Series 2001-B, Class CTFS, 3.75%, 5/15/08        142,576                  145
  Series 2003-A, Class A4, 2.06%, 12/15/09         350,000                  341
CIT RV Trust, Series 1998-A, Class A4,
  6.09%, 2/15/12                                   348,039                  353
Citibank Credit Card Issuance Trust
  Series 2001-C1, Class C1, VR, 2.23%, 1/15/10     260,000                  261
  Series 2002-C1, Class C1, VR, 2.16%, 2/9/09      550,000                  552
  Series 2000-C1, Class C1, 7.45%, 9/15/07         400,000                  431
Harley-Davidson Motorcycle Trust
  Series 2003-2, Class 2B, 144A, 1.89%, 2/15/11    272,539                  270
  Series 2003-3, Class B, 2.28%, 5/15/11           319,098                  319
Hyundai Auto Receivables Trust
  Series 2003 A, Class A4, 3.02%, 10/15/10         200,000                  199
  Series 2003 A, Class D, 4.06%, 10/15/10           90,000                   89
MBNA Credit Card Master Trust
  Series 2001-2, Class C, 144A, VR, 2.27%          475,000                  482
MBNA Master Credit Card Trust II
  Series 2000-D, Class C, 144A, 8.40%, 9/15/09     450,000                  511

Reliant Energy Transition Bond
  Series 2001-1, Class A4, 5.63%, 9/15/15          375,000      $           397
TRAINS, Series 10-2002, Class 3C7
  Principal Only, 144A, 6.961%, 1/15/12            700,800                  793
World Financial Network
  Series 2003-A, Class A2, VR, 1.49%, 12/15/03     475,000                  475
Total Asset-Backed Securities (Cost  $5,934)                              6,014


NON-U.S. Government Mortgage-
Backed Securities 2.1%

Banc of America, Series 2003-1
  Class A2, CMO, 4.648%, 9/11/36                   400,000                  394
BankBoston Home Equity Loan Trust, Series 1998-1
  Class A6, 6.35%, 2/25/13                         529,150                  548
Chase Funding Mortgage Loan
  Series 2003-3, Class 1M1, 4.537%, 9/25/32        175,000                  165
  Series 2002-1, Class 1A3, 5.039%, 12/25/23       575,000                  583
  Series 2002-2, Class 1M1, 5.599%, 9/25/31        80,000                    82
Countrywide Asset-Backed Certificates,
Series 2003-5
  Class AF-3, 3.613%, 4/25/30                      350,000                  351
DLJ Commercial Mortgage, Series 1999-CG2
  Class A1B, CMO, 7.30%, 6/10/32                   350,000                  403
GE Capital, Series 2001-1, Class A2,
  CMO, 6.531%, 5/15/33                             460,000                  515
GMAC Commercial Mortgage, Series 2001-C2
  Class A2, CMO, 6.70%, 4/15/34                    375,000                  420
J.P. Morgan Chase
  Series 1999-C7, Class A2
  CMO, 6.507%, 10/15/35                            175,000                  193
  Series 1999-PLS1, Class A2
  CMO, VR, 7.33%, 2/15/32                          720,000                  816
  Series 2001-CIB2, Class A2
  CMO, 6.244%, 4/15/35                             350,000                  383
  Series 2001-CIBC, Class A3
  CMO, 6.26%, 3/15/33                              775,000                  849
Morgan Stanley, Series 2002, Class A2,
  CMO, 5.98%, 1/15/39                              350,000                  379
Salomon Brothers Mortgage Securities VII,
Series 2001-C1
  Class A2, CMO, 6.226%, 12/18/35                  475,000                  517

Summit Mortgage Trust, Series 2002, Class A2
  CMO, 144A, VR, 6.259%, 12/1/03                   400,000      $           401
Total Non-U.S. Government Mortgage-Backed
Securities (Cost  $6,911)                                                 6,999


U.S. Government & Agency
Mortgage-Backed Securities  8.8%

U.S. Government Agency Obligations 7.1% (misc. symbol1)
Federal Home Loan Mortgage
    5.00%, 12/1/08 - 11/1/33                     4,824,426                4,848
    6.00%, 12/1/17                                 734,050                  767
    7.00%, 11/1/30 - 6/1/32                        543,964                  574
  ARM, 4.641%, 12/1/03                             252,437                  255
  CMO
    4.50%, 3/15/16                               1,125,000                1,130
    5.50%, 4/15/28                                 950,000                  969
  CMO, IO
    4.50%, 6/15/11 - 4/15/18                     1,411,836                  166
  TBA, 6.00%, 1/1/34                             4,075,000                4,173
Federal National Mortgage Assn.
    4.50%, 11/1/33                                 510,000                  484
    5.50%, 12/1/16 - 11/1/33                     3,473,495                3,562
    6.00%, 10/1/13 - 2/1/33                        279,680                  292
    6.50%, 12/1/10 - 12/1/32                       976,181                1,025
    7.00%, 1/1/31 - 7/1/32                         314,144                  332
  CMO
    2.91%, 11/25/33                                275,000                  271
    5.00%, 3/25/15                                 675,000                  690
    5.50%, 7/25/28                                 975,000                  998
  CMO, IO
    5.50%, 11/25/28                                312,521                   37
    6.50%, 2/1/32                                  191,782                   34
  TBA
    4.50%, 1/1/18                                  900,000                  894
    5.50%, 1/1/32                                   86,000                   87
    6.00%, 1/1/33                                1,770,000                1,819
                                                                         23,407

U.S. Government Obligations 1.7%
Government National Mortgage Assn.
    4.00%, 9/15 - 10/15/18                         949,999      $           922
    5.00%, 9/20/33                                 970,517                  953
    6.00%, 5/15/26                                  70,095                   73
    6.50%, 2/15/28 - 9/20/32                     1,080,809                1,140
    7.00%, 3/15/13 - 7/20/27                       485,919                  519
    7.50%, 9/15/22 - 6/15/32                       152,700                  164
    8.00%, 1/15/22 - 10/20/25                       85,204                   93
    8.50%, 9/15/24                                  15,708                   17
    10.50%, 2/15/13                                    860                    1
  TBA
    5.50%, 1/1/32                                1,400,000                1,413
    6.00%, 1/1/33                                  475,000                  490
                                                                          5,785
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost  $29,107)                                                          29,192

U.S. Government & Agency
Obligations (Excluding
Mortgage-Backed) 10.1%

U.S. Government Agency Obligations 2.1% (misc. symbol1)
Federal Home Loan Bank, 5.75%, 5/15/12             875,000                  947
Federal Home Loan Mortgage, 4.625%,
  2/15/07 (EUR)                                  2,850,000                3,528
Federal National Mortgage Assn.
    3.25%, 8/15/08                                 940,000                  925
    5.125%, 1/2/14                                 175,000                  175
    5.75%, 2/15/08                                 210,000                  229
    6.00%, 5/15/11                                 945,000                1,039
    7.125%, 1/15/30                                 65,000                   77
                                                                          6,920

U.S. Treasury Obligations 8.0%
U.S. Treasury Bonds
    5.375%, 2/15/31                                 30,000                   31
    6.00%, 2/15/26                                  60,000                   66
    6.25%, 8/15/23 - 5/15/30                     2,265,000                2,583
    6.375%, 8/15/27                              2,575,000                2,966
    7.50%, 11/15/16                                630,000                  796
U.S. Treasury Inflation-Indexed Notes,
  1.875%, 7/15/13                                1,431,826                1,416

U.S. Treasury Notes
    3.25%, 12/31/03 - 8/15/08                    6,850,000      $         6,922
    3.50%, 11/15/06                              3,635,000                3,737
    3.875%, 2/15/13                                 85,000                   83
    4.25%, 8/15 - 11/15/13                         270,000                  268
    4.75%, 11/15/08                                530,000                  564
    5.875%, 11/15/04 ++                          2,410,000                2,512
    6.50%, 8/15/05                               4,190,000                4,518
                                                                         26,462
Total U.S. Government & Agency Obligations
(Excluding Mortgaged-Backed) (Cost  $31,888)                             33,382

Municipal Bonds  0.0%

Oregon, GO, 5.892%, 6/1/27                          75,000                   76
Total Municipal Bonds (Cost  $75)                                            76

Domestic Bond Mutual Funds  9.2%

T. Rowe Price Institutional
  High Yield Fund, 8.29% p                       2,853,675               30,734
Total Domestic Bond Mutual
  Funds (Cost $29,928)                                                   30,734

Short-Term Investments  14.7%

Money Market Fund  14.7%
T. Rowe Price Reserve
  Investment Fund, 1.12% #                      48,714,374               48,714
Total Short-Term Investments
  (Cost  $48,714)                                                        48,714

Securities Lending Collateral  10.3%

Money Market Pooled Account  0.8%
Investment in money market pooled
account managed by
JP Morgan Chase Bank, London                     2,585,091                2,585
Money Market Trust  9.5%
State Street Bank and Trust Company of
New Hampshire N.A.
Securities Lending Quality Trust units          31,730,371               31,731
Total Securities Lending Collateral
(Cost  $34,316)                                                          34,316

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands


Total Investments in Securities
112.9% of Net Assets (Cost $343,490)                            $       374,679

Futures Contracts
                                        Contract      Unrealized
                           Expiration   Value         Gain (Loss)
                           ----------   ---------     -----------
                                             In thousands

Long, 5 U.S. Treasury
Bond Futures contracts,
$8,000 par of U.S.
Treasury Notes
pledged as initial
margin                     12/03         $    546     $        22

Short, 37 U.S.
Treasury 5 year
contracts, $50,500
par of U.S. Treasury
Notes pledged as
initial margin             12/03           (4,159)            (93)

Short, 18 U.S. Treasury
10 year contracts,
$16,500 par of U.S.
Treasury Notes
pledged as
initial margin             12/03           (2,010)            (43)

Net payments (receipts)
of variation margin to
date                                                          142

Variation margin receivable (payable)
on open futures contracts                                                    28

Other Assets Less Liabilities
Including $34,316 obligation to return
securities lending collateral                                           (42,830)

NET ASSETS                                                      $       331,877
                                                                ---------------

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Net Assets Consist of:

Undistributed net investment income (loss)                      $         1,168

Undistributed net realized gain (loss)                                  (11,694)

Net unrealized gain (loss)                                               31,093

Paid-in-capital applicable
to 24,564,059 shares of
$0.0001 par value capital
stock outstanding;
1,000,000,000 shares
of the Corporation
authorized                                                              311,310

NET ASSETS                                                      $       331,877
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $         13.51
                                                                ---------------

    ss.  Denominated in USD unless otherwise noted

      #  Seven-day yield

  misc.
(symbol1)The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

      *  Non-income producing

     ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2003

   144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $5,718,000 and represents 1.7% of net assets

      p  SEC yield

    ADR  American Depository Receipts

    ADS  American Depository Shares

    ARM  Adjustable Rate Mortgage

    AUD  Australian dollar

    CAD  Canadian dollar

    CHF  Swiss franc

    CMO  Collateralized Mortgage Obligation

    DKK  Danish krone

    ETC  Equipment Trust Certificate

    EUR  Euro

    GBP  British pound

     GO  General Obligation

    HKD  Hong Kong dollar

     IO Interest Only security for which the fund receives interest on notional principal (par)

    JPY  Japanese yen

    MXN  Mexican peso

    MYR  Malaysian ringgit

    NOK  Norwegian krone

    NZD  New Zealand dollar

   REIT  Real Estate Investment Trust

    SEK  Swedish krona

    SGD  Singapore dollar

   STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

    TBA  To Be Announced security was purchased on a forward commitment basis

     VR  Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                                       6 Months
                                                                          Ended
                                                                       11/30/03

Investment Income (Loss)

Income
  Dividend                                                 $              2,759
  Interest                                                                1,913
  Securities lending                                                         54
  Total income                                                            4,726

Expenses
  Investment management                                                     660
  Shareholder servicing                                                     503
  Custody and accounting                                                    119
  Registration                                                               43
  Prospectus and shareholder reports                                         32
  Legal and audit                                                             7
  Directors                                                                   3
  Miscellaneous                                                               3
  Reductions/repayments pursuant to expense limitation
    Investment management fees (waived) repaid                             (192)
  Total expenses                                                          1,178
  Expenses paid indirectly                                                   (1)
  Net expenses                                                            1,177
Net investment income (loss)                                              3,549

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                             (1,110)
  Futures                                                                   360
  Foreign currency transactions                                             (41)
  Net realized gain (loss)                                                 (791)

Change in net unrealized gain (loss)
  Securities                                                             17,492
  Futures                                                                  (108)
  Other assets and liabilities
  denominated in foreign currencies                                          (5)
  Change in net unrealized gain (loss)                                   17,379
Net realized and unrealized gain (loss)                                  16,588

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             20,137
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                  11/30/03              5/31/03

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)             $         3,549      $         7,580

  Net realized gain (loss)                            (791)              (6,268)

  Change in net unrealized gain (loss)              17,379                7,202

  Increase (decrease) in net
  assets from operations                            20,137                8,514

Distributions to shareholders
  Net investment income                             (3,777)              (7,979)

Capital share transactions *
  Shares sold                                       52,858               83,050

  Distributions reinvested                           3,730                7,874

  Shares redeemed                                  (34,846)             (68,056)

  Increase (decrease) in net assets
  from capital share transactions                   21,742               22,868

Net Assets

Increase (decrease) during period                   38,102               23,403

Beginning of period                                293,775              270,372

End of period                              $       331,877      $       293,775
                                           -------------------------------------

*Share information
  Shares sold                                        4,041                6,888

  Distributions reinvested                             288                  656

  Shares redeemed                                   (2,659)              (5,663)

  Increase (decrease) in shares outstanding          1,670                1,881


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                        November 30, 2003


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 40% stocks, 40% bonds, and 20% money market securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Expenses Paid Indirectly
Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $1,000 and $0, respectively, for the six months ended November 30, 2003.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on municipal and debt securities are amortized for financial reporting purposes. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended November 30, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At November 30, 2003, the value of loaned securities was $36,844,000; aggregate collateral consisted of $34,316,000 in the money market pooled accounts and U.S. government securities valued at $3,757,000.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $41,251,000 and $32,018,000, respectively, for the six months ended November 30, 2003. Purchases and sales of U.S. government securities aggregated $126,775,000 and $119,037,000, respectively, for the six months ended November 30, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30,2003.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year; consequently, $2,703,000 of realized losses recognized for financial reporting purposes in the year ended May 31, 2003 were recognized for tax purposes on June 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2003, the fund had $7,646,000 of unused capital loss carryforwards, of which $1,463,000 expire in 2009, $3,127,000 expire in 2010, and $3,056,000 expire in 2011.

At November 30, 2003, the cost of investments for federal income tax purposes was $343,490,000. Net unrealized gain aggregated $31,093,000 at period-end, of which $35,625,000 related to appreciated investments and $4,532,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At November 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $75,000.

The fund is also subject to a contractual expense limitation through September 30, 2004. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.80%. Through September 30, 2006, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. At November 30, 2003, management fees waived remain subject to repayment by the fund in the following amounts:
$225,000 through May 31, 2004, and $681,000 through September 30, 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $455,000 for the six months ended November 30, 2003, of which $85,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the six months ended November 30, 2003, dividend income from the Reserve Funds totaled $287,000.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. Because the Personal Strategy Income Fund indirectly bears its proportionate share of this fee, Price Associates has agreed to permanently reduce the investment management fee charged to the fund by the amount of expense incurred by the High Yield Fund as a result of the fund's investment therein. Pursuant to this agreement, the fund's management fee was reduced by $73,000 during the six months ended November 30, 2003. At November 30, 2003, the fund held approximately 4.5% of the High Yield Fund's outstanding shares and, during the six months then ended, recorded dividend income from the High Yield Fund in the amount of $1,231,000.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------
A description of the policies and procedures that the T. Rowe Price Personal Strategy Income Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics will be filed as a required exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Not effective until registrant's next annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not effective until registrant's next annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR will be filed with the registrant's annual Form N-CSR.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Personal Strategy Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     January 16, 2004